TERM LOAN AND CREDIT AGREEMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Term Loan And Credit Agreement
TERM LOAN AND CREDIT AGREEMENT

6. TERM LOAN AND CREDIT AGREEMENT

Term Loan

On December 21, 2021, the Company entered into a Credit Agreement (“Credit Agreement”) with SWK Funding LLC (“Lender’); as part of this, the Company has borrowed $12.4 million, with a maturity date of December 21, 2026. The principal will accrue interest at the LIBOR Rate plus 10.5% per annum (subject to adjustment as set forth in the Credit Agreement). Interest payments are due each February, May, August and November commencing February 15, 2022. Pursuant to the Credit Agreement, the Company will be required to make interest only payments for the first 24 months (which may be extended to 36 months under prescribed circumstances), after which payments will include principal amortization that accommodates a 40% balloon principal payment at maturity. Prepayment of amounts owing under the Credit Agreement are allowed under prescribed circumstances. Pursuant to the Credit Agreement the Company is subject to an Origination Fee in the amount of $120,000. Upon Termination of the Credit Agreement, the Company shall pay an Exit Fee of $600,000.

As part of the loan transaction, the Company paid legal and professional costs directly in connection to the debt financing in the amount of $50,000 in cash.

Total costs directly in connection to the debt financing in the amount of $193,437 (professional fee $48,484; lender’s origination fee, due diligence fee, and other expenses in the amount of $144,953) was deduced from the gross proceeds in the amount of $12,000,000.

The Company also repaid $1,574,068 of existing short-term loan and promissory notes and relevant accrued interests by using the proceeds from the loan.

Total costs directly in connection to the loan and fair value of warrants were in the amount of $1,042,149, and such costs were accounted as debt discount and amortized using the effective interest method. The amortization of such debt discount was included in the accretion and amortization expenses. For the three months ended December 31, 2023 and 2022, the amortization of debt discount expense was $51,950 and $51,061, respectively, and $154,616 and $151,971 during the nine months ended December 31, 2023 and 2022, respectively.

Total interest expense on the term loan for the three months ended December 31, 2023 and 2022 was $496,952 and $389,662, respectively, and $1,489,764 and $1,054,166 during the nine months ended December 31, 2023 and 2022, respectively. During November 2022, the unpaid interest of $364,000 was added to the outstanding principal balance, since then interest onwards would be calculated on the updated principal balance.

The Company had accrued interest payable of $455,620 and $239,614, respectively, as of December 31, 2023 and March 31, 2023.

The Company and Lender also entered into a Guarantee and Collateral Agreement (“Collateral Agreement”) wherein the Company agreed to secure the Credit Agreement with all of the Company’s assets. The Company and Lender also entered into an Intellectual Property Security Agreement dated December 21, 2021 (the “IP Security Agreement”) wherein the Credit Agreement is also secured by the Company’s right title and interest in the Company’s Intellectual Property.

BIOTRICITY INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

In connection with the Credit Agreement, the Company issued 9,590 warrants (as adjusted for the Reverse Split) to the Lender, which were fair-valued at $198,713 at issuance (Note 9). The warrants are accounted as a deduction from liability as well as a credit into additional paid-in capital, and amortized using the effective interest method.

At December 31, 2023, the Company was not in compliance with certain covenants of the term loan, for which it sought and received relief from the term loan lender.

6. TERM LOAN AND CREDIT AGREEMENT

Term Loan

On December 21, 2021, the Company entered into a Credit Agreement (“Credit Agreement”) with SWK Funding LLC (“Lender’); as part of this, the Company has borrowed $12.4 million, with a maturity date of December 21, 2026. The principal will accrue interest at the LIBOR Rate plus 10.5% per annum (subject to adjustment as set forth in the Credit Agreement). Interest payments are due on each February, May, August and November commencing February 15, 2022. Pursuant to the Credit Agreement, the Company will be required to make interest only payments for the first 24 months (which may be extended to 36 months under prescribed circumstances), after which payments will include principal amortization that accommodates a 40% balloon principal payment at maturity. Prepayment of amounts owing under the Credit Agreement are allowed under prescribed circumstances. Pursuant to the Credit Agreement the Company is subject to an Origination Fee in the amount of $120,000. Upon Termination of the Credit Agreement, the Company shall pay an Exit Fee of $600,000.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

As part of the loan transaction, the Company paid legal and professional costs directly in connection to the debt financing in the amount of $50,000 in cash.

Total costs directly in connection to the debt financing in the amount of $193,437 (professional fee $48,484; lender’s origination fee, due diligence fee, and other expenses in the amount of $144,953) was deduced from the gross proceeds in the amount of $12,000,000.

The Company also repaid $1,574,068 of existing short-term loan and promissory notes and relevant accrued interests by using the proceeds from the loan.

Total costs directly in connection to the loan and fair value of warrants was in the amount of $1,042,149. And such costs were accounted as debt discount, and amortized using the effective interest method. The amortization of such debt discount was included in the accretion and amortization expenses. For the years ended March 31, 2023 and 2022, the amortization of debt discount expense was $202,138 and $54,822 respectively.

Total interest expense on the term loan for the years ended March 31, 2023 and 2022 $1,646,903 and $379,500, respectively. During November 2022, the unpaid interest of $364,000 was added to the outstanding principal balance, since then interest onwards would be calculated on the updated principal balance.

The Company had accrued interest payable of $239,614 and $164,833, respectively, as of March 31, 2023 and March 31, 2022.

The Company and Lender also entered into a Guarantee and Collateral Agreement (“Collateral Agreement”) wherein the Company agreed to secure the Credit Agreement with all of the Company’s assets. The Company and Lender also entered into an Intellectual Property Security Agreement dated December 21, 2021 (the “IP Security Agreement”) wherein the Credit Agreement is also secured by the Company’s right title and interest in the Company’s Intellectual Property.

In connection with the Credit Agreement, the Company issued 57,536 warrants to the Lender, which were fair-valued at $198,713 at issuance (Note 9). The warrants are accounted as a deduction from liability as well as a credit into additional paid-in capital, and amortized using the effective interest method.

At March 31, 2023, the Company was not in compliance with certain covenants of the term loan, for which it sought and received relief from the term loan lender.